Principal Accounting Policies - Employee social security and welfare benefits (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Employee social security and welfare benefits
Employee social security and welfare benefits	$ 12.2	¥ 79.4	¥ 72.6	¥ 75.6